Fair Value Measurements - Schedule of Derivative liabilities (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Derivative liabilities beginning balance		$ 23,231,938
Conversion of warrant liabilities		(51,325,017)
Fair value adjustments for warrant liabilities		39,222,099
Cashless warrant exercise		(12,277,968)
Loss on issuance of Series C Convertible Preferred stock		2,809,497
Net proceeds from issuance of Series C Convertible Preferred Stock and warrants for cash in an offering		925,115
Loss on issuance of Series C-1 Convertible Preferred stock		478,035
Net cash proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering		825,005
Net digital currency proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering		250,000
Reclassification between convertible notes and derivative liabilities		(4,138,704)
Derivative liabilities ending balance